COMMITMENTS AND CONTINGENCIES (Details)	Jun. 30, 2019 USD ($)
Commitments And Contingencies Details Abstract
Year ending December 31, 2019	$ 26,868
Year ending December 31, 2020	53,736
Year ending December 31, 2021	4,478
Total	$ 85,082